Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios
       File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each of the series portfolios of the Registrant with a fiscal year-end ended June 30, 2025 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 206 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2025, accession number 0001193125-25- 250001.

If you have any questions or comments regarding this filing, please call Matthew Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios

By: /s/ Thomas Dusenberry

Thomas Dusenberry

President